Fair Value Measurements - Schedule of assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of assets and liabilities measured at fair value on recurring basis [Line Items]
Bitcoin	$ 311,178	$ 109,420	$ 150,593
Convertible note	4,709
Derivative asset	104,218	97,497
Contingent consideration liability	909	24,935
Quoted prices in active markets (Level 1) [Member]
Schedule of assets and liabilities measured at fair value on recurring basis [Line Items]
Bitcoin	311,178
Derivative asset
Contingent consideration liability
Significant other observable inputs (Level 2) [Member]
Schedule of assets and liabilities measured at fair value on recurring basis [Line Items]
Derivative asset
Contingent consideration liability
Significant unobservable inputs (Level 3) [Member]
Schedule of assets and liabilities measured at fair value on recurring basis [Line Items]
Convertible note	4,709
Derivative asset	104,218	97,497
Contingent consideration liability	$ 909	$ 24,935